UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund

		Schedule of Investments
	June 30, 2017 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
6,700	Aflac Incorporated +	$ 520,456
10,200	Principal Financial Group, Inc. +	653,514
4,700	Reinsurance Group of America Incorporated +	603,433
		1,777,403	7.51%

Agricultural Chemicals
5,400	Agrium Inc. (Canada) +	488,646	2.07%

Aircraft Engines & Engine Parts
4,500	United Technologies Corp. +	549,495	2.32%

Cigarettes
7,700	Reynolds American Inc.	500,808	2.12%

Commercial Banks, NEC
6,200	Canadian Imperial Bank of Commerce (Canada)	503,192
11,100	The Toronto-Dominion Bank (Canada)	559,218
		1,062,410	4.49%

Electronic Computers
4,500	Apple Inc. +	648,090	2.74%

Electric & Other Services Combined
11,300	Public Service Enterprise Group Incorporated	486,013	2.05%

Electric Services
9,500	Southern Co.	454,860	1.92%

Electronic & Other Electrical Equipment (No Computer Equipment)
9,100	Emerson Electric Co.	542,542	2.29%

Fire, Marine & Casualty Insurance
8,800	Axis Capital Holdings Limited (Bermuda)	569,008
3,880	Chubb Limited +	564,074
12,100	The Progressive Corporation +	533,489
4,200	The Travelers Companies, Inc. +	531,426
		2,197,997	9.30%

Gas & Other Services Combined
3,700	Sempra Energy +	417,175	1.76%

Hospitals & Medical Service Plans
3,500	UnitedHealth Group, Inc.	648,970	2.74%

Life Insurance
15,300	Sun Life Financial Inc. (Canada) +	546,975	2.31%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
7,600	VF Corp. +	437,760	1.85%

Motor Vehicle Parts & Accessories
4,200	Honeywell International Inc.	559,818	2.37%

Motor Vehicles & Passenger Car Bodies
3,700	Toyota Motor Corporation **	388,574	1.64%

National Commercial Banks
4,100	The PNC Financial Services Group, Inc. +	511,967	2.16%

Petroleum Refining
4,800	Chevron Corp.	500,784
6,300	Phillips 66	520,947
7,800	Valero Energy Corporation	526,188
		1,547,919	6.55%

Pharmaceutical Preparations
4,100	Johnson & Johnson	542,389	2.29%

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
9,200	The Dow Chemical Company	580,244	2.45%

Radio & TV Broadcasting & Communications Equipment
7,000	QUALCOMM Incorporated +	386,540	1.63%

Railroads, Line-Haul Operating
7,500	Canadian National Railway Company (Canada) +	607,875
5,100	Union Pacific Corporation +	555,441
		1,163,316	4.93%

Retail - Eating Places
4,300	McDonald's Corp.	658,588	2.78%

Retail - Variety Stores
2,300	Costco Wholesale Corp.	367,839	1.55%

Rubber & Plastic Footwear
8,100	Nike Inc. Class B +	477,900	2.02%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,500	Raytheon Company +	403,700	1.71%

Semiconductors & Related Devices
13,900	Intel Corporation +	468,986	1.98%

Services - Business Services, NEC
4,300	Accenture plc (Ireland) +	531,824	2.25%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,600	Procter & Gamble Co.	488,040	2.06%

Telephone Communications (No Radiotelephone)
11,900	AT&T Inc.	448,987	1.90%

Tobacco Products
7,400	Altria Group Inc.	551,078
4,900	Philip Morris International, Inc.	575,505
		1,126,583	4.77%

Wholesale - Motor Vehicle Supplies & New Parts
3,800	Genuine Parts Company +	352,488	1.49%

Total for Common Stocks (Cost $16,260,304)		21,764,846	92.00%

Money Market Funds
1,891,637	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.81% ***	1,891,637	8.00%
Total for Money Market Funds (Cost $1,891,637)

	Total Investments	23,656,483	100.00%
	(Cost $18,151,941)

	Liabilities in Excess of Other Assets	(376)	0.00%

	Net Assets	$ 23,656,107	100.00%

Neiman Large Cap Value Fund

	Schedule of Written Options
	June 30, 2017 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Accenture plc (Ireland)
August 2017 Calls @ 130.00	900	$495

Aflac Incorporated
August 2017 Calls @ 75.00	1,300	4,550

Agrium Inc. (Canada)
July 2017 Calls @ 105.00	1,100	550

Apple Inc.
August 2017 Calls @ 160.00	900	495

Canadian National Railway Company (Canada)
July 2017 Calls @ 75.00	1,500	8,865

Chubb Limited
August 2017 Calls @ 145.00	800	2,568

Genuine Parts Company
August 2017 Calls @ 100.00	800	320

Intel Corporation
August 2017 Calls @ 38.00	2,800	168

Nike Inc. Class B
July 2017 Calls @ 60.00	1,600	1,152

The PNC Financial Services Group, Inc.
August 2017 Calls @ 130.00	800	1,256

Principal Financial Group, Inc.
July 2017 Calls @ 65.00	2,000	1,620

The Progressive Corporation
August 2017 Calls @ 42.00	2,400	6,480

QUALCOMM Incorporated
July 2017 Calls @ 62.50	1,400	84

Raytheon Company
August 2017 Calls @ 165.00	500	1,330

Reinsurance Group of America Incorporated
July 2017 Calls @ 130.00	900	1,845

Sempra Energy
July 2017 Calls @ 115.00	700	385

Sun Life Financial Inc. (Canada)
August 2017 Calls @ 40.00	3,100	1,085

The Travelers Companies, Inc.
July 2017 Calls @ 130.00	800	440

Union Pacific Corporation
August 2017 Calls @ 115.00	1,000	1,180

United Technologies Corp.
August 2017 Calls @ 120.00	900	3,690

VF Corp.
August 2017 Calls @ 60.00	1,500	1,635

Total (Premiums Received $35,337)		$ 40,193

+ Portion or all of the security is pledged as collateral for call options written.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at June 30, 2017.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund

	Schedule of Investments
	June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
6,267	AB Large Cap Growth Fund - Class I	$ 297,862
12,442	Cohen & Steers Real Estate Securities Fund - Class I	189,742
10,103	Fidelity® 500 Index Fund - Investor Class	860,007
9,573	Fidelity® Total Market Index Fund - Investor Class	670,093
32,350	Fidelity® U.S. Bond Index Fund - Investor Class	375,578
11,816	FMI International Fund - Investor Class	386,260
35,676	Frost Total Return Bond Fund Institutional Class	373,883
53,688	Neiman Large Cap Value Fund - No Load Class +	1,367,435
42,149	Neiman Opportunities Fund - Class A +	485,131
76,084	PIMCO Income Fund - Institutional Class	939,640
32,844	Schwab Fundamental Emerging Markets Large Company Index Fund	279,499
35,403	Schwab International Index Fund®	695,678
11,406	Wells Fargo Special Small Cap Value Fund - Class A	382,441
Total for Mutual Funds (Cost $6,374,319)		7,303,249	78.39%

Exchange Traded Funds
9,900	Schwab Intermediate-Term U.S. Treasury ETF™	534,303
6,700	Schwab U.S. Aggregate Bond ETF™	350,075
2,600	Schwab U.S. Large Cap Growth ETF™	164,320
4,000	Schwab U.S. REIT ETF™	164,840
Total for Exchange Traded Funds (Cost $1,205,642)		1,213,538	13.03%

Money Market Funds
807,631	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.81% *	807,631	8.67%
Total for Money Market Funds (Cost $807,631)

	Total Investments	9,324,418	100.09%
	(Cost $8,387,592)

	Liabilities in Excess of Other Assets	(8,183)	-0.09%

	Net Assets	$ 9,316,235	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** The Yield Rate shown represents the 7-day yield at June 30, 2017.

See accompanying notes to Schedules of Investments

Neiman Tactical Income Fund

	Schedule of Investments
	June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds

257,483	Lord Abbett High Yield Fund – Class I	$ 1,977,471
21,019	PIMCO Income Fund – Institutional Class	259,589
319	RidgeWorth Seix High Income Fund – Class I	2,064
Total for Mutual Funds (Cost $2,183,263)		2,239,124	21.05%

Exchange Traded Funds
15,647	iShares® iBoxx $ High Yield Corporate Bond ETF	1,383,038
8,500	iShares® J.P. Morgan USD Emerging Markets Bond ETF	972,060
21,500	PowerShares Senior Loan Portfolio	497,510
49,697	SPDR® Barclays Short Term High Yield Bond ETF	1,390,025
39,404	SPDR® Bloomberg Barclays High Yield Bond ETF	1,465,829
58,600	VanEck Vectors Fallen Angel High Yield Bond ETF	1,736,904
11,200	Vanguard Total International Bond ETF	608,832
Total for Exchange Traded Funds (Cost $7,674,331)		8,054,198	75.73%

Money Market Funds
369,183	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.81% *	369,183	3.47%
Total for Money Market Funds (Cost $369,183)

	Total Investments	10,662,505	100.26%
	(Cost $10,226,777)

	Liabilities in Excess of Other Assets	(27,153)	-0.26%

	Net Assets	$ 10,635,352	100.00%

* Non-Income producing security.
** The Yield Rate shown represents the 7-day yield at June 30, 2017.

See accompanying notes to Schedules of Investments

Neiman Opportunities Fund

		Schedule of Investments
	June 30, 2017 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Carpets & Rugs
555	Mohawk Industries, Inc. *	$ 134,138	3.63%

Cutlery, Handtools & General Hardware
975	Stanley Black & Decker, Inc.	137,212	3.71%

Electric & Other Services Combined
1,830	ALLETE, Inc.	131,174	3.55%

Electronic Computers
1,695	NICE Ltd. **	133,430	3.61%

Fire, Marine & Casualty Insurance
1,350	Arch Capital Group Ltd. * (Bermuda)	125,942
1,760	AXIS Capital Holdings Limited (Bermuda)	113,802
2,095	Validus Holdings, Ltd. (Bermuda)	108,877
		348,621	9.43%

Glass Products, Made of Purchased Glass
2,070	Apogee Enterprises, Inc.	117,659	3.18%

Miscellaneous Fabricated Metal Products
2,300	Barnes Group Inc.	134,619	3.64%

Motor Homes
1,150	Thor Industries, Inc.	120,198	3.25%

Motor Vehicle Parts & Accessories
1,130	LCI Industries	115,712	3.13%

Semiconductors & Related Devices
950	IPG Photonics Corporation *	137,845	3.73%

Services - Computer Programming Services
2,010	Amdocs Limited	129,565	3.50%

Services - Educational Services
2,025	Grand Canyon Education, Inc. *	158,780	4.30%

Services - Employment Agencies
2,900	51job, Inc. * **	129,717	3.51%

Special Industry Machinery, NEC
1,020	Lam Research Corp.	144,258	3.90%

Switchgear & Switchboard Apparatus
745	Littelfuse, Inc.	122,925	3.33%

Trucking (No Local)
1,335	Old Dominion Freight Line, Inc.	127,145	3.44%

Total for Common Stocks (Cost $2,009,056)		2,322,998	62.84%

Exchange Traded Funds
3,000	PowerShares Dynamic Leisure and Entertainment Portfolio	124,500
3,200	PowerShares Dynamic Semiconductors Portfolio	133,536
2,200	PowerShares KBW Regional Banking Portfolio	118,228
2,540	PowerShares S&P SmallCap Materials Portfolio	118,424
1,560	SPDR® S&P 400 Mid Cap Value ETF	150,244
1,265	SPDR® S&P 600 Small Cap Value ETF	150,902
1,840	SPDR® S&P Aerospace & Defense	129,536
1,720	SPDR® S&P Telecom ETF	121,604
Total for Exchange Traded Funds (Cost $982,821)		1,046,974	28.32%

Real Estate Investment Trusts
1,045	PS Business Parks, Inc.	138,347	3.74%
Total for Real Estate Investment Trusts (Cost $109,415)

Money Market Funds
189,244	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.81% *	$ 189,244	5.12%
Total for Money Market Funds (Cost $189,244)

	Total Investments	3,697,563	100.02%
	(Cost $3,290,536)

	Liabilities in Excess of Other Assets	(710)	-0.02%

	Net Assets	$ 3,696,853	100.00%

* Non-Income Producing Security.
** ADR - American Depository Receipt.
** The Yield Rate shown represents the 7-day yield at June 30, 2017.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of June 30, 2017, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), Neiman Tactical Income Fund (“Tactical Income Fund”) and Neiman Opportunities Fund (“Opportunities Fund”) (collectively, the “Funds”). For federal income tax purposes, at June 30, 2017 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Large Cap Fund	Balanced Allocation Fund	Tactical Income Fund	Opportunities Fund
Cost of Investments	$18,151,941	$8,387,592	$10,226,777	$3,290,536
Premiums Received
from Options Written	$35,337
Gross Unrealized Appreciation	$5,694,084	$947,639	$442,315	$414,676
Gross Unrealized Depreciation	($194,398)	($10,813)	($6,587)	($7,649)
Net Unrealized Appreciation
(Depreciation) on Investments	$5,499,686	$936,826	$435,728	$407,027

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the three month period ended June 30, 2017, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES:

The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the 3 month period ended June 30, 2017, the Funds were not subject to any master netting arrangements. See Note 4.

OTHER:

The Funds record security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. The Funds use specific identification methods in computing gain and loss on sales of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets

3.) SECURITIES VALUATIONS:

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (commons stocks including ADRs, REITS and exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2017:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,764,846	$0	$0	$21,764,846
Money Market Funds	1,891,637	0	0	1,891,637
Total	$23,656,483	$0	$0	$23,656,483

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$40,193	$0	$40,193
Total	$0	$40,193	$0	$40,193

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,303,249	$0	$0	$7,303,249
Exchange Traded Funds	1,213,538	0	0	1,213,538
Money Market Funds	807,631	0	0	807,631
Total	$9,324,418	$0	$0	$9,324,418

Tactical Income Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,239,124	$0	$0	$2,239,124
Exchange Traded Funds	8,054,198	0	0	8,054,198
Money Market Funds	369,183	0	0	369,183
Total	$10,662,505	$0	$0	$10,662,505

Opportunities Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,322,998	$0	$0	$2,322,998
Exchange Traded Funds	1,046,974	0	0	1,046,974
Real Estate Investment Trusts	138,347	0	0	138,347
Money Market Funds	189,244	0	0	189,244
Total	$3,697,563	$0	$0	$3,697,563

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended June 30, 2017. There were no transfers into or out of the levels during the three month period ended June 30, 2017. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. WRITTEN OPTIONS

As of June 30, 2017, Large Cap Fund portfolio securities valued at $2,146,046 were held by the Fund as collateral for options written by the Fund.

The Large Cap Fund’s transactions in written options during the three month period ended June 30, 2017 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2017	464	$55,950
Options written	0	0
Options expired	(135)	(14,033)
Options exercised	(9)	(801)
Options terminated	(43)	(5,779)
Options outstanding at June 30, 2017	277	$35,337

The locations on the statement of assets and liabilities of the Large Cap Fund's derivative positions, which are not     accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                               Derivatives

Call options written                    ($40,193)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended June 30, 2017 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                   Unrealized

                                   Location             Gain/(Loss)                  Location

                              Gain/(Loss)

Equity contracts       Realized Gain/                                 Change In Unrealized

                            (Loss) on Options          $6,274        Appreciation/(Depreciation)        ($4,907)

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Written call options expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Balanced Allocation Fund, Tactical Income Fund and Opportunities Fund did not engage in derivative transactions during the three month period ended June 30, 2017.

The table below shows offsetting assets and liabilities relating to options written shown on the statement of Assets and Liabilities as of June 30, 2017.

Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount

Written
Options	$40,193	$0	$40,193	$0	$40,193	$0

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in the Large Cap Fund, an affiliated fund, during the three month period ended June 30, 2017 were as follows:

Shares Held at March 31, 2017	59,154
Purchases	0
Sales	(5,466)
Shares Held at June 30, 2017	53,688

Also as of June 30, 2017, the Balanced Allocation Fund’s holding and transaction in the Opportunities Fund, an affiliated fund, were as follows:

Shares Held at March 31, 2017	45,565
Purchases	0
Sales	(3,146)
Shares Held at June 30, 2017	42,149

The aggregate cost and value of Balanced Allocation Fund’s investment in the Large Cap Fund at June 30, 2017 was $1,068,314 and $1,367,435, respectively. The investment represented 14.68% of total net assets of the Balanced Allocation Fund as of June 30, 2017. For the three month period ended June 30, 2017, the Balanced Allocation received dividend income totaling $6,313 and capital gain distributions totaling $55,758 from the Large Cap Fund. In addition, for the three month period ended June 30, 2017, the Balanced Allocation Fund generated $25,085 in realized gain on sales of the Large Cap Fund, and lost $56,881 resulting from the change in unrealized appreciation of Large Cap Fund.

The aggregate cost and value of Balanced Allocation Fund’s investment in the Opportunities Fund at June 30, 2017 was $417,506 and $485,131, respectively. The investment represented 5.21% of total net assets of the Balanced Allocation Fund as of June 30, 2017. For the three month period ended June 30, 2017, the Balanced Allocation received dividend income totaling $3,366 and capital gain distributions totaling $20 from the Opportunities Fund. In addition, for the three month period ended June 30, 2017, the Balanced Allocation Fund generated $3,280 in realized gain on the sale of the Opportunities Fund, and gained $12,191 resulting from the change in unrealized appreciation of the Opportunities Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:               8/21/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:               8/21/17

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:               8/18/17